February 27, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Delaware Wilshire Private Markets Tender Fund: Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File Nos. 333-265303 and 811-23562)

Ladies and Gentlemen:

On behalf of our client, Delaware Wilshire Private Markets Tender Fund (the “Fund”), we are filing Pre-Effective Amendment No. 2 to the Fund’s Registration Statement under the Securities Act of 1933, as amended, and Amendment No. 6 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-2 (the “Filing”).

The purpose of the Filing is to incorporate additional information in the Registration Statement. We believe that the Filing addresses all of the Staff’s comments, and we intend to submit an acceleration request to the Staff requesting that the Registration Statement be effective at 9:00 a.m. Eastern Time on March 1, 2023, or as soon thereafter as reasonably practicable.

If you have any questions relating to the Filing, please do not hesitate to contact me at 215.963.5598.

Sincerely,

/s/ Sean Graber

Sean Graber

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001